Accrued Expenses and Other Liabilities, including Provisions (Tables)	12 Months Ended
Jun. 30, 2018
Accrued Expenses And Other Liabilities Including Provisions [Abstract]
Disclosure Of Detailed Information About Accrued Expenses And Other Liabilities Including Provisions [Text Block]
	As of June 30,
	2018	2017
	(US$’000)	(US$’000)
Loyalty reward programme	797	966
Deposits received in advance	5,070	4,350
Provisions (note i)	4,354	3,180
Earn-out liability (note ii)	478	4,229
Accrued royalty fees	3,708	3,479
Accrued rebates	5,781	5,226
Accrued lease obligations	2,072	2,157
Employee entitlements (note iii)	21,227	17,048
Accrued product claims (note iv)	2,927	81
Accruals for goods received not invoiced	27,753	36,216
Other liabilities	26,872	30,094
	101,039	107,026

Payable within 12 months	99,603	103,428
Payable beyond 12 months	1,436	3,598
	101,039	107,026

Disclosure of provisions [text block]
The movement of provision during the year is as below:

	Warranties	Restructuring	Onerous Contracts	Other	Total
	(US$’000)	(US$’000)	(US$’000)	(US$’000)	(US$’000)
At July 1, 2017	495	11	342	2,332	3,180
Provisions made during the year	679	-	59	1,862	2,600

Provisions used during the year	(595)	-	(332)	(304)	(1,231)
Foreign exchange	(40)	-	(13)	(74)	(127)
Provisions reversed during the year	(57)	(11)	-	-	(68)
At June 30, 2018	482	-	56	3,816	4,354